Transactions with Related Parties, Equity Incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 5,312,854	$ 1,272,698	$ 0
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 5,312,854	$ 1,272,698	$ 0